Schedule of Investments

June 30, 2024 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

COMMON STOCK
Australia — 7.0%
AGL Energy Ltd.	192,942	$1,394
GrainCorp Ltd., Class A	216,790	1,283
Helia Group Ltd.	227,408	587
JB Hi-Fi Ltd.	68,487	2,796
Metcash Ltd.	525,101	1,240
New Hope Corp. Ltd.	194,693	634
Perenti Ltd.	826,700	552
Perseus Mining Ltd.	335,056	525
Pro Medicus Ltd.	10,934	1,045
Super Retail Group Ltd.	63,829	594
Telix Pharmaceuticals Ltd. [1]	50,290	625
Whitehaven Coal Ltd.	461,725	2,356
Yancoal Australia Ltd.	164,091	725
		14,356
Austria — 0.9%
Raiffeisen Bank International AG	106,920	1,857

Belgium — 1.3%
Proximus SADP	135,296	1,080
Solvay S.A.	44,659	1,572
		2,652
Brazil — 0.5%
Cia de Saneamento de Minas Gerais Copasa MG	255,383	950

Canada — 5.7%
AGF Management Ltd., Class B	345,854	2,136
Atco Ltd., Class I	18,200	519
Athabasca Oil Corp. [1]	181,000	685
B2Gold Corp.	283,400	760
Celestica Inc. [1]	65,871	3,772
Finning International Inc.	26,006	762
Russel Metals Inc.	68,451	1,865
Whitecap Resources Inc.	160,500	1,175
		11,674
China — 1.9%
Daqo New Energy Corp. ADR [1]	67,151	980
FinVolution Group ADR	466,152	2,224
Hello Group Inc. ADR	131,845	807
		4,011
Denmark — 0.7%
D/S Norden A/S	19,241	837

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

Denmark — (continued)
ISS A	40,114	$688
		1,525
Finland — 0.2%
Outokumpu OYJ	133,218	481

France — 0.5%
Valeo	89,600	954

Germany — 1.7%
Aroundtown S.A. [1]	246,249	518
CTS Eventim AG & Co. KGaA	7,103	593
HOCHTIEF AG	5,511	627
TUI AG [1]	250,691	1,773
		3,511
Hong Kong — 0.5%
Kerry Properties Ltd.	585,665	1,018

India — 6.8%
CESC Ltd.	478,370	933
Chennai Petroleum Corp. Ltd.	69,701	821
KPIT Technologies Ltd.	205,663	4,032
LIC Housing Finance Ltd. [1]	153,819	1,470
Manappuram Finance Ltd.	230,997	576
National Aluminium Co. Ltd.	327,921	736
NCC Ltd.	298,489	1,132
Power Finance Corp. Ltd.	624,025	3,630
Redington Ltd.	265,585	682
		14,012
Indonesia — 0.5%
Indo Tambangraya Megah Tbk PT	710,900	1,038

Italy — 6.3%
A2A SpA	343,728	684
Banca Monte dei Paschi di Siena SpA	175,112	823
BPER Banca	792,568	4,007
Buzzi SpA	18,797	757
Hera SpA	161,255	552
Iveco Group NV	194,873	2,185
Unipol Gruppo SpA	399,697	3,972
		12,980
Japan — 24.7%
Adastria Co. Ltd.	38,000	858
Alfresa Holdings Corp.	40,600	556
Alps Electric Co. Ltd.	109,200	1,043

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

Japan — (continued)
Amada Co. Ltd.	81,200	$897
BIPROGY Inc.	19,900	551
Cosmo Energy Holdings Co. Ltd.	20,500	1,032
Credit Saison Co. Ltd.	131,200	2,714
Daicel Corp.	57,400	550
Daido Steel Co. Ltd.	53,300	492
Daiwa House REIT Investment Corp., Class REIT [2]	482	736
Dexerials Corp.	24,700	1,144
Dowa Holdings Co. Ltd.	15,000	532
EDION Corp.	58,600	592
Electric Power Development Co. Ltd.	136,700	2,133
Fujikura Ltd.	65,500	1,293
GungHo Online Entertainment Inc.	60,800	1,025
Hanwa Co. Ltd.	27,400	1,049
IDOM Inc.	93,700	814
Japan Petroleum Exploration Co. Ltd.	17,000	687
JTEKT Corp.	96,800	674
Kyushu Electric Power Co. Inc.	105,900	1,091
Macnica Holdings Inc.	25,000	1,049
Medipal Holdings Corp.	36,200	551
Mitsubishi Motors Corp.	1,107,700	3,051
Mixi Inc.	58,100	1,094
NHK Spring Co. Ltd.	73,500	733
NS United Kaiun Kaisha Ltd.	32,500	1,022
NSK Ltd.	172,500	838
NTN Corp.	380,500	757
Oji Holdings Corp.	272,500	1,075
Sankyo Co. Ltd.	192,500	2,089
Santen Pharmaceutical Co. Ltd.	94,900	970
Sanwa Holdings Corp.	34,600	633
Shimamura Co. Ltd.	14,800	673
SKY Perfect JSAT Holdings Inc.	164,000	885
Sohgo Security Services Co. Ltd.	85,400	499
Sojitz Corp.	148,900	3,618
Sugi Holdings Co. Ltd.	38,900	535
Sumitomo Rubber Industries Ltd.	47,500	473
Suzuken Co. Ltd.	18,200	553
Taiheiyo Cement Corp.	31,500	791
Tohoku Electric Power Co. Inc.	125,800	1,135
Tokyo Steel Manufacturing Co. Ltd.	118,800	1,204
Tokyo Tatemono Co. Ltd.	80,700	1,273
Tokyu Fudosan Holdings Corp.	189,700	1,266
Toyo Tire Corp.	51,800	827
Transcosmos Inc.	29,800	642

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

Japan — (continued)
Valor Co. Ltd.	59,300	$907
Yamada Holdings Co. Ltd.	309,700	832
Yamazaki Baking Co. Ltd.	32,600	669
		51,107
Netherlands — 0.5%
Signify NV	44,312	1,106

Norway — 1.6%
Europris ASA	94,717	642
Hafnia Ltd.	157,928	1,327
MPC Container Ships ASA	593,163	1,251
		3,220
Saudi Arabia — 0.5%
Jamjoom Pharmaceuticals Factory Co.	14,316	555
United Electronics Co.	21,337	538
		1,093
Singapore — 2.6%
Golden Agri-Resources Ltd.	3,588,900	714
Mapletree Industrial Trust [2]	415,700	647
Mapletree Pan Asia Commercial Trust [2]	1,020,000	918
Sembcorp Industries Ltd.	221,100	784
Yangzijiang Shipbuilding Holdings Ltd.	1,243,500	2,256
		5,319
South Korea — 6.0%
BNK Financial Group Inc.	92,312	568
DB HiTek Co. Ltd.	18,349	652
Hanwha Corp.	25,896	505
HD Hyundai Construction Equipment Co. Ltd.	13,181	527
HD Hyundai Electric Co. Ltd.	6,496	1,463
Hyundai Marine & Fire Insurance Co. Ltd.	46,863	1,174
Hyundai Rotem Co. Ltd.	49,529	1,468
Hyundai Wia Corp.	13,310	560
JB Financial Group Co. Ltd.	97,613	1,038
LS Corp.	8,558	894
LX INTERNATIONAL CORP.	69,851	1,548
OCI Holdings Co. Ltd.	10,453	672
SOOP Co. Ltd.	7,581	723
Youngone Corp.	21,907	555
		12,347
Spain — 1.6%
Acerinox S.A.	46,549	483

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

Spain — (continued)
Cia de Distribucion Integral Logista Holdings S.A.	34,190	$968
Indra Sistemas S.A.	35,735	739
Merlin Properties Socimi SA [2]	53,450	595
Unicaja Banco S.A.	398,883	544
		3,329
Sweden — 1.0%
AAK AB	19,433	570
Elekta AB, Class B	88,437	552
SSAB AB, Class B	189,853	1,031
		2,153
Switzerland — 0.2%
Galenica AG	6,283	514

Taiwan — 10.0%
Arcadyan Technology Corp.	133,000	664
Chicony Electronics Co. Ltd.	144,000	759
Elan Microelectronics Corp.	104,000	494
Ennoconn Corp.	58,000	600
International Games System Co. Ltd.	42,000	1,754
King Slide Works Co. Ltd.	17,000	650
Kinsus Interconnect Technology Corp.	182,000	518
Lotes Co. Ltd.	39,000	1,959
Pegavision Corp. [1]	36,000	532
Powertech Technology Inc.	180,000	1,043
Primax Electronics Ltd.	222,000	644
Radiant Opto-Electronics Corp.	603,000	3,522
Raydium Semiconductor Corp.	40,000	507
Simplo Technology Co. Ltd.	287,000	3,782
Sitronix Technology Corp.	71,000	566
T3EX Global Holdings Corp.	340,000	1,022
Tripod Technology Corp.	155,000	1,044
Wisdom Marine Lines Co. Ltd. [1]	310,000	650
		20,710
Thailand — 0.8%
Regional Container Lines PCL	2,041,900	1,586

Turkey — 4.3%
AG Anadolu Grubu Holding AS	48,805	544
Anadolu Efes Biracilik Ve Malt Sanayii AS	176,482	1,335
Dogus Otomotiv Servis ve Ticaret AS	154,344	1,248
Enerjisa Enerji AS	382,699	795
Is Gayrimenkul Yatirim Ortakligi AS [1,2]	1,174,058	606
Mavi Giyim Sanayi Ve Ticaret AS, Class B	213,802	832

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

Turkey — (continued)
Migros Ticaret AS	96,611	$1,568
Sok Marketler Ticaret AS	463,567	895
Turk Traktor ve Ziraat Makineleri AS	34,834	995
		8,818
United Kingdom — 6.1%
Balfour Beatty PLC	132,702	612
British Land Co. PLC [2]	248,087	1,291
Computacenter PLC	13,034	473
Drax Group PLC	125,606	782
easyJet PLC	338,438	1,958
Harbour Energy PLC	167,055	658
Inchcape PLC	89,617	843
Investec PLC	79,656	578
ITV PLC	768,010	782
JET2 PLC	51,193	847
Keller Group PLC	74,455	1,156
Man Group PLC	237,601	727
Serco Group PLC	239,595	544
Zigup PLC	271,087	1,444
		12,695
Total Common Stock
(Cost $172,098) — 94.4%		195,016

EXCHANGE TRADED FUND
Vanguard FTSE All World ex-US Small-Cap ETF	62,093	7,296

Total Exchange Traded Fund
(Cost $7,322) — 3.5%		7,296

PREFERENCE STOCK
Brazil — 0.6%
Metalurgica Gerdau SA, Class A	588,500	1,123

Total Preference Stock
(Cost $1,367) — 0.6%		1,123

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 5.23% *	3,153,325	$3,153

Total Short-Term Investment
(Cost $3,153) — 1.5%		3,153

Total Investments — 100.0%
(Cost $183,940)		206,588

Other Assets in Excess of Liabilities — 0.0%		5

Net Assets — 100.0%		$206,593

*	The rate reported is the 7-day effective yield as of June 30, 2024.
1	Non-income producing security.
2	Real Estate Investment Trust.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FTSE	Financial Times London Stock Exchange

Schedule of Investments (concluded)

June 30, 2024 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2024:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock
Australia	$14,356	$—	$—	$14,356
Austria	1,857	—	—	1,857
Belgium	2,652	—	—	2,652
Brazil	950	—	—	950
Canada	11,674	—	—	11,674
China	4,011	—	—	4,011
Denmark	1,525	—	—	1,525
Finland	481	—	—	481
France	954	—	—	954
Germany	3,511	—	—	3,511
Hong Kong	1,018	—	—	1,018
India	14,012	—	—	14,012
Indonesia	1,038	—	—	1,038
Italy	12,980	—	—	12,980
Japan	51,107	—	—	51,107
Netherlands	1,106	—	—	1,106
Norway	3,220	—	—	3,220
Saudi Arabia	1,093	—	—	1,093
Singapore	5,319	—	—	5,319
South Korea	12,347	—	—	12,347
Spain	3,329	—	—	3,329
Sweden	2,153	—	—	2,153
Switzerland	514	—	—	514
Taiwan	20,710	—	—	20,710
Thailand	—	1,586	—	1,586
Turkey	8,818	—	—	8,818
United Kingdom	12,695	—	—	12,695
Total Common Stock	193,430	1,586	—	195,016
Exchange Traded Fund	7,296	—	—	7,296
Preference Stock
Brazil	1,123	—	—	1,123
Total Preference Stock	1,123	—	—	1,123
Short-Term Investment	3,153	—	—	3,153
Total Investments in Securities	$205,002	$1,586	$—	$206,588

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-006-2000